Trade and other current receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables
Trade receivables - Third party customers	€ 53	€ 391
Trade receivables - Unilever	579
Prepayments and accrued income	30	22
Other receivables - Due from third parties	232	222
Other receivables - Due from Unilever	896
Total	1,790	635
Discounts due to customers included in current trade receivables	42	360
Other current receivables due from Unilever, gross	905
Other current receivables due from Unilever, netting of accruals payable	9
Other receivables from third parties, financial assets	29	127
Other receivables from third parties, recoverable indirect taxes	€ 203	€ 95